As filed with the Securities and Exchange Commission on January 4, 2010

Registration No. 333-160793
Investment Company Act File No. 811-05186

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ PRE-EFFECTIVE AMENDMENT NO.
☒ POST-EFFECTIVE AMENDMENT NO. 1

ADVANCED SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077
(Address of Principal Executive Offices)

(973) 367-7521
(Registrant’s Telephone Number)

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077
(Name and Address of Agent for Service)

with a copy to :

CHRISTOPHER E. PALMER, ESQ.
Goodwin Procter LLP
901 New York Avenue, NW
Washington, DC 20001

Approximate date of public offering:
As soon as practicable following effectiveness of the Registration Statement.

Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith in reliance upon Section 24(f).

Part C

Other Information

Item 16. Exhibits

The following exhibits are hereby added by this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14:

Exhibit Number	Description
(12)	Tax Opinion and Consent of Goodwin Procter LLP.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Newark, and State of New Jersey, on the 4th day of January, 2010.

ADVANCED SERIES TRUST

* STEPHEN PELLETIER

Stephen Pelletier, President

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title

/s/ Stephen Pelletier*	Trustee and President (Principal Executive Officer)
Stephen Pelletier

/s/ Grace C. Torres*	Treasurer (Principal Financial and Accounting Officer)
Grace C. Torres

/s/ Sauk K. Fenster, Ph.D.	Trustee
Sauk K. Fenster, Ph.D.

/s/ Delayne Dedrick Gold*	Trustee
Delayne Dedrick Gold

/s/ Robert F. Gunia*	Trustee and Vice President
Robert F. Gunia

/s/ W. Scott McDonald, Jr.*	Trustee and Vice-Chairman
W. Scott McDonald, Jr.

/s/ Thomas T. Mooney*	Trustee and Chairman
Thomas T. Mooney

/s/ Thomas M. O’Brien*	Trustee
Thomas M. O’Brien

/s/ F. Don Schwartz*	Trustee
F. Don Schwartz

*By: /s/ Jonathan D. Shain	Assistant Secretary, Attorney-in-Fact
Jonathan D. Shain

* Pursuant to Powers of Attorney incorporated by reference as Exhibit 16 to the Registration Statement on Form N-14 (333-160793) filed via EDGAR on August 21, 2009.

EXHIBIT INDEX

Exhibit Number	Description
(12)	Tax Opinion and Consent of Goodwin Procter LLP.